General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
General and Administrative Expenses
Administrative fees (Note 13)	$ 10,398	$ 6,547		$ 4,802
Commercial management fees (Note 13)	5,040	5,040		4,535
Share-based compensation (Note 20)	1,034	850		480
Other expenses	2,897	2,874		3,389
Total	$ 19,369	$ 15,311	[1]	$ 13,206	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).